Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of long-term debt

As at	Dec 31 2023	Dec 31 2022
Unsecured notes
(i) $300 million at 4.25% due December 1, 2024	$299,283	$298,836
(ii) $700 million at 5.125% due October 15, 2027	694,844	693,649
(iii) $700 million at 5.25% due December 15, 2029	695,824	695,283
(iv) $300 million at 5.65% due December 1, 2044	295,709	295,606
	1,985,660	1,983,374
Other limited recourse debt facilities
(i) 5.58% due through June 30, 2031	56,637	61,978
(ii) 5.35% due through September 30, 2033	65,300	70,312
(iii) 5.21% due through September 15, 2036	34,204	35,849
	156,141	168,139
Total long-term debt[1]	2,141,801	2,151,513
Less current maturities[1]	(314,716)	(15,133)
	$1,827,085	$2,136,380
[1] Long-term debt and current maturities are presented net of discounts and deferred financing fees of $16.8 million as at December 31, 2023 (2022 - $19.4 million).
Schedule of minimum principal payments for long-term debt
The gross minimum principal payments for long-term debt in aggregate and for each of the five succeeding years are as follows:

	Other limited recourse debt facilities	Unsecured notes	Total
2024	$15,367	$300,000	$315,367
2025	13,660	—	13,660
2026	13,796	—	13,796
2027	15,173	700,000	715,173
2028	16,026	—	16,026
Thereafter	84,574	1,000,000	1,084,574
	$158,596	$2,000,000	$2,158,596